Exhibit 99.1

World Omni Auto Receivables Trust 2019-C
Monthly Servicer Certificate
February 28, 2021

Dates Covered
Collections Period	02/01/21 - 02/28/21
Interest Accrual Period	02/16/21 - 03/14/21
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/21	605,294,231.10	33,739
Yield Supplement Overcollateralization Amount 01/31/21	20,213,651.47	0
Receivables Balance 01/31/21	625,507,882.57	33,739
Principal Payments	24,952,331.71	766
Defaulted Receivables	1,269,194.06	54
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/21	19,074,459.70	0
Pool Balance at 02/28/21	580,211,897.10	32,919

Pool Statistics	$ Amount	# of Accounts
Pool Factor	53.24%
Prepayment ABS Speed	1.52%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208
Delinquent Receivables:
Past Due 31-60 days	5,154,216.68	244
Past Due 61-90 days	1,432,245.13	66
Past Due 91-120 days	229,788.77	15
Past Due 121+ days	0.00	0
Total	6,816,250.58	325

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.14%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.28%
Delinquency Trigger Occurred	NO

Recoveries	1,190,976.01
Aggregate Net Losses/(Gains) - February 2021	78,218.05
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.15%
Prior Net Losses Ratio	0.80%
Second Prior Net Losses Ratio	0.95%
Third Prior Net Losses Ratio	1.36%
Four Month Average	0.82%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.65%

Overcollateralization Target Amount	6,672,436.82
Actual Overcollateralization	6,672,436.82
Weighted Average APR	4.59%
Weighted Average APR, Yield Adjusted	6.40%
Weighted Average Remaining Term	47.93

Flow of Funds	$ Amount
Collections	31,596,994.98
Investment Earnings on Cash Accounts	879.62
Servicing Fee(1)	(521,256.57)
Transfer to Collection Account	-
Available Funds	31,076,618.03

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	870,777.58
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,921,450.34
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	16,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,672,436.82
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,086,153.29
(12) Collection Account Redeposits	3,234,000.00
Total Distributions of Available Funds	31,076,618.03

Servicing Fee	521,256.57
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 02/16/21	598,333,347.44
Principal Paid	24,793,887.16
Note Balance @ 03/15/21	573,539,460.28

Class A-1
Note Balance @ 02/16/21	0.00
Principal Paid	0.00
Note Balance @ 03/15/21	0.00
Note Factor @ 03/15/21	0.0000000%

Class A-2a
Note Balance @ 02/16/21	109,621,669.40
Principal Paid	20,487,552.55
Note Balance @ 03/15/21	89,134,116.85
Note Factor @ 03/15/21	28.8236052%

Class A-2b
Note Balance @ 02/16/21	23,041,678.04
Principal Paid	4,306,334.61
Note Balance @ 03/15/21	18,735,343.43
Note Factor @ 03/15/21	28.8236053%

Class A-3
Note Balance @ 02/16/21	336,770,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	336,770,000.00
Note Factor @ 03/15/21	100.0000000%

Class A-4
Note Balance @ 02/16/21	80,300,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	80,300,000.00
Note Factor @ 03/15/21	100.0000000%

Class B
Note Balance @ 02/16/21	32,400,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	32,400,000.00
Note Factor @ 03/15/21	100.0000000%

Class C
Note Balance @ 02/16/21	16,200,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	16,200,000.00
Note Factor @ 03/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	962,577.58
Total Principal Paid	24,793,887.16
Total Paid	25,756,464.74

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	179,048.73
Principal Paid	20,487,552.55
Total Paid to A-2a Holders	20,666,601.28

Class A-2b
One-Month Libor	0.10738%
Coupon	0.33738%
Interest Paid	5,830.35
Principal Paid	4,306,334.61
Total Paid to A-2b Holders	4,312,164.96

Class A-3
Coupon	1.96000%
Interest Paid	550,057.67
Principal Paid	0.00
Total Paid to A-3 Holders	550,057.67

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00
Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8935674
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.0163356
Total Distribution Amount	23.9099030

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.5789960
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	66.2513017
Total A-2a Distribution Amount	66.8302977

A-2b Interest Distribution Amount	0.0896977
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	66.2513017
Total A-2b Distribution Amount	66.3409994

A-3 Interest Distribution Amount	1.6333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6333333

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	77.50
Noteholders' Third Priority Principal Distributable Amount	653.39
Noteholders' Principal Distributable Amount	269.11

Account Balances	$ Amount
Reserve Account
Balance as of 02/16/21	2,699,840.43
Investment Earnings	207.12
Investment Earnings Paid	(207.12)
Deposit/(Withdrawal)	-
Balance as of 03/15/21	2,699,840.43
Change	-
Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,820,532.00	$2,765,004.65	$5,696,288.22
Number of Extensions	125	109	230
Ratio of extensions to Beginning of Period Receivables Balance	0.45%	0.42%	0.83%

(1) The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.